Accounts Receivable and Others (Details) - Schedule of Breakdown of the Credits with the Variable Consideration R$ in Thousands	12 Months Ended
Jun. 30, 2023 BRL (R$)
Accounts Receivable and Others (Details) - Schedule of Breakdown of the Credits with the Variable Consideration [Line Items]
Accounts Receivable	R$ 261,157
Variable consideration (2.3%)	6,007
Accounts receivable including Variable consideration	267,164
Jatoba III [Member]
Accounts Receivable and Others (Details) - Schedule of Breakdown of the Credits with the Variable Consideration [Line Items]
Accounts Receivable	20,348
Variable consideration (2.3%)	468
Accounts receivable including Variable consideration	20,816
Jatoba IV [Member]
Accounts Receivable and Others (Details) - Schedule of Breakdown of the Credits with the Variable Consideration [Line Items]
Accounts Receivable	7,187
Variable consideration (2.3%)	165
Accounts receivable including Variable consideration	7,352
Jatoba V [Member]
Accounts Receivable and Others (Details) - Schedule of Breakdown of the Credits with the Variable Consideration [Line Items]
Accounts Receivable	17,986
Variable consideration (2.3%)	414
Accounts receivable including Variable consideration	18,400
Jatoba VI [Member]
Accounts Receivable and Others (Details) - Schedule of Breakdown of the Credits with the Variable Consideration [Line Items]
Accounts Receivable	19,713
Variable consideration (2.3%)	453
Accounts receivable including Variable consideration	20,166
Jabotá VII [Member]
Accounts Receivable and Others (Details) - Schedule of Breakdown of the Credits with the Variable Consideration [Line Items]
Accounts Receivable	86,341
Variable consideration (2.3%)	1,986
Accounts receivable including Variable consideration	88,327
Alto Taquari IV [Member]
Accounts Receivable and Others (Details) - Schedule of Breakdown of the Credits with the Variable Consideration [Line Items]
Accounts Receivable	100,769
Variable consideration (2.3%)	2,318
Accounts receivable including Variable consideration	103,087
Rio do Meio II [Member]
Accounts Receivable and Others (Details) - Schedule of Breakdown of the Credits with the Variable Consideration [Line Items]
Accounts Receivable	8,813
Variable consideration (2.3%)	203
Accounts receivable including Variable consideration	R$ 9,016